SHORT-TERM INVESTMENTS (Narrative) (Details) - Fixed interest rate [Member]	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Interest rate on deposits	1.53%	1.12%
Bottom of range [Member]
Disclosure of financial assets [line items]
Interest rate on deposits	1.70%	1.69%
Top of range [Member]
Disclosure of financial assets [line items]
Interest rate on deposits	2.30%	1.84%